INVENTORIES	12 Months Ended
Mar. 31, 2017
Inventory Disclosure [Abstract]
INVENTORIES

4.	INVENTORIES

Inventories consisted of the following:

	As of March 31,
	2016	2017
	$	$

Raw materials	774	1,914
Work in progress	29	71
Finished goods	622	280

	1,425	2,265

Slow moving inventories amounting to $80, $25 and $41 were written off during the years ended March 31, 2015, 2016 and 2017, respectively.